Supplement Dated September 28, 2015
To The Prospectus Dated April 27, 2015

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity and/or variable life product(s).

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital 25 Fund (“MC 25 Fund”), a portfolio of JNL Variable Fund LLC	JNL/S&P 4 Fund (“S&P 4 Fund”), a series of the JNL Series Trust

On June 2-3, 2015, the Board of Managers of the JNL Variable Fund LLC (the “VFLLC”) approved the reorganization of the MC 25 Fund, a series of the VFLLC, into the JNL/S&P 4 Fund, a series of the JNL Series Trust (the “Reorganization”).  The Reorganization was approved by shareholders at a meeting held on August 31, 2015.

Under the terms of the Plan of Reorganization, the MC 25 Fund’s assets and liabilities transferred to the S&P 4 Fund in return for shares of the S&P 4 Fund having an aggregate net asset value equal to MC 25 Fund as of September 25, 2015.

Please delete all references in the prospectus to the JNL/Mellon Capital 25 Fund.

Please note the following fund name changes:

Current Fund Name	New Fund Name
JNL/Mellon Capital DowSM 10 Fund	JNL/Mellon Capital DowSM Index Fund
JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Global 30 Fund

Please delete all references in the prospectus to “Current Fund Name” and replace with “New Fund Name.”

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital DowSM 10 Fund under “Principal Investment Strategies,” please delete the first three paragraphs in their entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stocks of the thirty companies included in the Dow Jones Industrial Average (“DJIA”), with the weight of each stock in the Fund substantially corresponding to the weight of such stock in the DJIA.  The thirty companies are adjusted from time to time to confirm to periodic changes to the identity and/or relative weightings in the DJIA.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining DJIA portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Global 15 Fund under “Principal Investment Strategies,” please delete the first three paragraphs in their entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index.  The Fund consists of common stocks of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.

The thirty companies are first selected on or about September 28, 2015 and then only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1st of each year, with the first Stock Selection Date commencing on or about January 1, 2017.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital DowSM 10 Fund under “Principal Investment Strategies” please delete the section in its entirety and replace with the following:

Principal Investment Strategies.  The Dow Index Fund seeks to achieve its objective by investing in the common stocks of the thirty companies included in the Dow Jones Industrial Average (“DJIA”), with the weight of each stock in the Fund substantially corresponding to the weight of such stock in the DJIA.  The thirty companies are adjusted from time to time to confirm to periodic changes to the identity and/or relative weightings in the DJIA.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining DJIA portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Global 15 Fund under “Principal Investment Strategies” please delete the section in its entirety and replace with the following:

Principal Investment Strategies.  The Global 30 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index.  The Global 30 Fund consists of the ten companies in each of the DJIA, the

FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.  The thirty companies are first selected on or about September 28, 2015 and then only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1st of each year, with the first Stock Selection Date commencing on or about January 1, 2017.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.  The thirty companies are chosen on each Stock Selection Date as follows:

•	The Sub-Adviser determines the dividend yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;
•	The Sub-Adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest dividend yield in the respective index;
•	The Sub-Adviser allocates approximately equal amounts of the Global 30 Fund to the 30 selected companies; and
•
The Sub-Adviser reviews the liquidity profile of the companies selected, and, when deemed appropriate, will remove the illiquid securities that may cause undue market impact and replace them with the next highest ranked companies with better liquidity in each index.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Global 30 Fund (determined based on market value).

Companies which, as of the Stock Selection Date, will be removed from the DJIA, the FT 30 Index and the Hang Seng Index will be removed from the universe of securities from which the Global 30 Fund stocks are selected.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, under “Principal Investment Strategies,” please delete the sixth paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” before the last paragraph please add the following:

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital S&P® 24 Fund, under “Principal Investment Strategies,” please delete the last paragraph and replace it with the following:

Certain provisions of the 1940 Act limit the ability of the S&P 24 Fund to invest more than 5% of the S&P 24 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the S&P 24 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the S&P 24 Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital S&P® SMid 60 Fund, under “Principal Investment Strategies,” please delete the last paragraph and replace it with the following:

Certain provisions of the 1940 Act limit the ability of the SMid 60 Fund to invest more than 5% of the SMid 60 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Company”).  If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the SMid 60 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the SMid 60 Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital JNL 5 Fund, under “Principal Investment Strategies,” please delete the sixth paragraph and replace it with the following:

Certain provisions of the 1940 Act limit the ability of the JNL 5 Fund to invest more than 5% of the JNL 5 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the JNL 5 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital JNL 5 Fund, under “Principal Investment Strategies,” please add the following after the sixth paragraph:

The DowSM 10 Strategy

Principal Investment Strategies.  The Dow 10 Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average (“DJIA”) which have the highest indicated annual dividend yields.  The ten companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1st of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Strategy and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Dow 10 Strategy invests in the common stock of ten companies included in the DJIA.  The ten companies are chosen on each Stock Selection Date as follows:

•	The Sub-Adviser determines the dividend yield on each common stock in the DJIA on the Stock Selection Date; and
•	The Sub-Adviser allocates approximately equal amounts of the Dow 10 Strategy to the ten companies in the DJIA that have the highest dividend yield; and
•
The Sub-Adviser reviews the liquidity profile of the companies selected, and, when deemed appropriate, will remove the illiquid securities that may cause undue market impact and replace them with the next highest ranked companies with better liquidity.

Companies which, as of the Stock Selection Date, Dow Jones has announced will be removed from the DJIA will be removed from the universe of securities from which the Dow 10 Strategy stocks are selected.

The Global 15 Strategy

Principal Investment Strategies.  The Global 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index.  The Global 15 Strategy consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.  The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1st of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Strategy and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.  The fifteen companies are chosen on each Stock Selection Date as follows:

•	The Sub-Adviser determines the dividend yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;
•	The Sub-Adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest dividend yield in the respective index;
•	Out of those companies, the Sub-Adviser allocates approximately equal amounts of the Global 15 Strategy to the common stocks of the 5 companies in each index with the lowest price per share; and
•
The Sub-Adviser reviews the liquidity profile of the companies selected, and, when deemed appropriate, will remove the illiquid securities that may cause undue market impact and replace them with the next highest ranked companies with better liquidity in each index.

Companies which, as of the Stock Selection Date, will be removed from the DJIA, the FT 30 Index and the Hang Seng Index will be removed from the universe of securities from which the Global 15 Strategy stocks are selected.

The 25 Strategy

Principal Investment Strategies.  The 25 Strategy seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1st of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Strategy and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies which, as of the Stock Selection Date, will be removed from the NYSE will be removed from the universe of securities from which the 25 Strategy stocks are selected.

The 25 companies are selected through the following five-step process on each Stock Selection Date:

•
The Sub-Adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, limited liability companies, other companies that share similar tax structures and treatments, or any stock included in the Dow Jones Industrial Average);

•	Those common stocks are then ranked from highest to lowest market capitalization, and the Sub-Adviser selects the 400 highest market capitalization stocks;
•	Those 400 common stocks are then ranked, in terms of dividend yield, from highest to lowest, and the Sub-Adviser selects the 75 highest dividend-yielding stocks;
•	From the remaining 75 stocks, the Sub-Adviser eliminates the 50 highest dividend-yielding stocks and selects the remaining 25 companies;
•	The Sub-Adviser allocates approximately equal amounts of the 25 Fund to the 25 companies selected for the portfolio; and
•
The Sub-Adviser reviews the liquidity profile of the companies selected, and, when deemed appropriate, will remove the illiquid securities that may cause undue market impact and replace them with the next highest ranked companies with better liquidity.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the 25 Strategy (determined based on market value).

In the section entitled, “Additional Information About Each Fund” for the JNL/Mellon Capital Financial Sector Fund, under “Principal Investment Strategies,” please delete the fourth paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Company”).  If a Securities Related Company is in the index, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

Effective October 1, 2015, in the section entitled “Management of the JNL Variable Fund,” sub-section “Administrative Fee,” please delete the section in its entirety and replace it with the following:

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as an annual percentage of the average daily net assets of the Fund as set forth below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the independent Managers and of independent legal counsel to the independent Managers (categorized as “Other Expenses” in the fee tables).

Funds	Assets	Administrative Fee
JNL/Mellon Capital DowSM Index Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Global 30 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Nasdaq® 25 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital S&P® 24 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital S&P® SMid 60 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital JNL 5 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Communications Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Consumer Brands Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Financial Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Healthcare Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Oil & Gas Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Technology Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%

In the section entitled “Financial Highlights”, please delete the second paragraph and the Financial Highlights in its entirety and replace it with the following:

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.  The information as of June 30, 2015 (semi-annual report) has not been audited.

JNL Variable Fund LLC(Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Dow Index Fund (formerly, JNL/Mellon Capital Dow 10 Fund)
Class A
06/30/2015	$18.83	$0.30	$(0.26)	$0.04	$–	$–	$18.87	0.21%	$558,774	40%	0.66%	3.19%
12/31/2014	17.15	0.50	1.18	1.68	–	–	18.83	9.80	580,759	24	0.67	2.79
12/31/2013	13.14	0.43	3.58	4.01	–	–	17.15	30.52	584,429	43	0.66	2.79
12/31/2012	11.81	0.40	0.93	1.33	–	–	13.14	11.26	462,793	30	0.67	3.11
12/31/2011	10.01	0.35	1.45	1.80	–	–	11.81	17.98	492,059	40	0.67	3.26
12/31/2010	8.03	0.29	1.69	1.98	–	–	10.01	24.66	376,744	60	0.67	3.35
JNL/Mellon Capital Global 30 Fund (formerly, JNL/Mellon Capital Global 15 Fund)
Class A
06/30/2015	23.99	0.57	0.59	1.16	–	–	25.15	4.84	444,549	53	0.70	4.63
12/31/2014	21.64	1.42	0.93	2.35	–	–	23.99	10.86	382,929	29	0.70	6.50
12/31/2013	19.10	0.88	1.66	2.54	–	–	21.64	13.30 (e)	412,489	49	0.70	4.25
12/31/2012	15.54	0.71	2.85	3.56	–	–	19.10	22.91	419,766	53	0.70	4.13
12/31/2011	16.94	0.67	(2.07)	(1.40)	–	–	15.54	(8.26)	400,363	45	0.70	4.02
12/31/2010	14.77	0.57	1.60	2.17	–	–	16.94	14.69	522,900	63	0.70	3.81
JNL/Mellon Capital Nasdaq 25 Fund
Class A
06/30/2015	21.29	0.12	(0.05)	0.07	–	–	21.36	0.33	1,041,213	66	0.67	1.16
12/31/2014	19.00	0.12	3.40	3.52	(0.04)	(1.19)	21.29	18.44	1,007,193	55	0.68	0.61
12/31/2013	13.84	0.05	5.62	5.67	(0.14)	(0.37)	19.00	41.10	609,174	79	0.68	0.32
12/31/2012	11.67	0.15	2.15	2.30	(0.03)	(0.10)	13.84	19.66	419,999	78	0.69	1.15
12/31/2011	11.50	0.04	0.19	0.23	(0.06)	–	11.67	1.98	286,871	71	0.69	0.33
12/31/2010	9.83	0.10	1.59	1.69	(0.02)	–	11.50	17.20	209,278	67	0.70	0.95
Class B
06/30/2015	15.90	0.11	(0.04)	0.07	–	–	15.97	0.44	372	66	0.47	1.43
12/31/2014	14.44	0.13	2.58	2.71	(0.06)	(1.19)	15.90	18.67	542	55	0.48	0.82
12/31/2013	10.60	0.07	4.30	4.37	(0.16)	(0.37)	14.44	41.44	381	79	0.48	0.53
12/31/2012	8.97	0.15	1.63	1.78	(0.05)	(0.10)	10.60	19.75	347	78	0.49	1.49
12/31/2011	8.84	0.04	0.16	0.20	(0.07)	–	8.97	2.27	156	71	0.49	0.49
12/31/2010	7.55	0.09	1.23	1.32	(0.03)	–	8.84	17.48	139	67	0.50	1.15
JNL/Mellon Capital S&P 24 Fund
Class A
06/30/2015	13.87	0.07	(0.60)	(0.53)	–	–	13.34	(3.82)	752,646	112	0.68	0.96
12/31/2014	14.83	0.15	0.63	0.78	(0.12)	(1.62)	13.87	5.18	548,488	108	0.66	1.05
12/31/2013	10.85	0.08	4.29	4.37	(0.12)	(0.27)	14.83	40.51	1,052,886	74	0.66	0.60
12/31/2012	10.60	0.16	1.06	1.22	(0.05)	(0.92)	10.85	11.53	580,127	98	0.66	1.42
12/31/2011	10.15	0.07	0.43	0.50	(0.05)	–	10.60	4.91	535,213	85	0.65	0.65
12/31/2010	8.72	0.10	1.35	1.45	(0.02)	–	10.15	16.70	367,430	56	0.66	1.16
Class B
06/30/2015	12.07	0.07	(0.52)	(0.45)	–	–	11.62	(3.73)	774	112	0.48	1.12
12/31/2014	13.13	0.17	0.55	0.72	(0.16)	(1.62)	12.07	5.39	560	108	0.46	1.29
12/31/2013	9.63	0.09	3.82	3.91	(0.14)	(0.27)	13.13	40.84	502	74	0.46	0.79
12/31/2012	9.50	0.17	0.95	1.12	(0.07)	(0.92)	9.63	11.81	372	98	0.46	1.62
12/31/2011	9.09	0.08	0.39	0.47	(0.06)	–	9.50	5.14	316	85	0.45	0.84
12/31/2010	7.81	0.11	1.20	1.31	(0.03)	–	9.09	16.76	173	56	0.46	1.33

JNL Variable Fund LLC(Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital S&P SMid 60 Fund
Class A
06/30/2015	$12.76	$0.07	$(0.00)	$0.07	$–	$–	$12.83	0.55%	$383,573	71%	0.68%	1.13%
12/31/2014	13.90	0.21	0.25	0.46	(0.09)	(1.51)	12.76	3.50	487,496	83	0.66	1.49
12/31/2013	10.43	0.06	3.78	3.84	(0.19)	(0.18)	13.90	36.89	670,340	74	0.66	0.50
12/31/2012	9.93	0.21	1.14	1.35	(0.09)	(0.76)	10.43	13.85	479,241	90	0.66	1.96
12/31/2011	11.33	0.11	(0.98)	(0.87)	(0.08)	(0.45)	9.93	(7.72)	481,692	71	0.65	1.04
12/31/2010	9.39	0.14	1.81	1.95	(0.01)	–	11.33	20.76	377,694	75	0.66	1.38
Class B
06/30/2015	12.63	0.08	(0.00)	0.08	–	–	12.71	0.63	440	71	0.48	1.36
12/31/2014	13.77	0.24	0.25	0.49	(0.12)	(1.51)	12.63	3.79	455	83	0.46	1.73
12/31/2013	10.33	0.08	3.75	3.83	(0.21)	(0.18)	13.77	37.17	625	74	0.46	0.66
12/31/2012	9.85	0.32	1.03	1.35	(0.11)	(0.76)	10.33	13.96	481	90	0.46	3.03
12/31/2011	11.22	0.12	(0.95)	(0.83)	(0.09)	(0.45)	9.85	(7.42)	203	71	0.45	1.12
12/31/2010	9.30	0.15	1.78	1.93	(0.01)	–	11.22	20.81	329	75	0.46	1.57
JNL/Mellon Capital JNL 5 Fund
Class A
06/30/2015	13.21	0.17	(0.24)	(0.07)	–	–	13.14	(0.53)	3,626,143	67	0.64	2.58
12/31/2014	12.11	0.33	1.04	1.37	(0.27)	–	13.21	11.32	3,461,552	65	0.64	2.65
12/31/2013	9.43	0.23	2.75	2.98	(0.30)	–	12.11	31.68 (e)	3,586,432	59	0.64	2.11
12/31/2012	8.23	0.25	1.23	1.48	(0.28)	–	9.43	18.04	3,115,051	67	0.64	2.76
12/31/2011	8.70	0.24	(0.42)	(0.18)	(0.29)	–	8.23	(2.07)	3,037,863	64	0.64	2.78
12/31/2010	7.58	0.24	1.05	1.29	(0.17)	–	8.70	17.11	3,545,906	90	0.64	3.11
Class B
06/30/2015	13.25	0.18	(0.25)	(0.07)	–	–	13.18	(0.53)	12,249	67	0.44	2.79
12/31/2014	12.14	0.35	1.06	1.41	(0.30)	–	13.25	11.59	11,465	65	0.44	2.83
12/31/2013	9.45	0.25	2.76	3.01	(0.32)	–	12.14	31.96 (e)	10,840	59	0.44	2.31
12/31/2012	8.25	0.27	1.23	1.50	(0.30)	–	9.45	18.25	8,868	67	0.44	2.97
12/31/2011	8.72	0.26	(0.42)	(0.16)	(0.31)	–	8.25	(1.85)	7,978	64	0.44	2.98
12/31/2010	7.60	0.26	1.05	1.31	(0.19)	–	8.72	17.27	9,381	90	0.44	3.31

JNL Variable Fund LLC(Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Communications Sector Fund
Class A
06/30/2015	$4.67	$0.07	$0.06	$0.13	$–	$–	$4.80	2.78%	$128,338	10%	0.68%	2.79%
12/31/2014	4.55	0.15	0.10	0.25	(0.13)	–	4.67	5.52	134,685	56	0.68	3.12
12/31/2013	3.84	0.14	0.66	0.80	(0.09)	–	4.55	21.02	136,987	48	0.70	3.21
12/31/2012	3.26	0.12	0.54	0.66	(0.08)	–	3.84	20.34	102,731	59	0.70	3.31
12/31/2011	3.47	0.12	(0.23)	(0.11)	(0.10)	–	3.26	(3.19)	59,255	42	0.71	3.45
12/31/2010	2.89	0.11	0.54	0.65	(0.07)	–	3.47	22.53	63,680	50	0.72	3.70
Class B
06/30/2015	4.46	0.05	0.08	0.13	–	–	4.59	2.91	165	10	0.48	2.26
12/31/2014	4.35	0.15	0.10	0.25	(0.14)	–	4.46	5.74	88	56	0.48	3.34
12/31/2013	3.67	0.14	0.64	0.78	(0.10)	–	4.35	21.34	109	48	0.50	3.44
12/31/2012	3.11	0.13	0.52	0.65	(0.09)	–	3.67	20.83	94	59	0.50	3.75
12/31/2011	3.32	0.12	(0.23)	(0.11)	(0.10)	–	3.11	(3.18)	107	42	0.51	3.73
12/31/2010	2.77	0.11	0.51	0.62	(0.07)	–	3.32	22.55	153	50	0.52	3.84
JNL/Mellon Capital Consumer Brands Sector Fund
Class A
06/30/2015	18.16	0.08	1.03	1.11	–	–	19.27	6.11	676,172	8	0.65	0.82
12/31/2014	17.25	0.13	1.72	1.85	(0.10)	(0.84)	18.16	10.81	550,913	43	0.66	0.76
12/31/2013	12.58	0.12	5.03	5.15	(0.09)	(0.39)	17.25	41.11	521,754	20	0.67	0.76
12/31/2012	10.53	0.19	2.28	2.47	(0.05)	(0.37)	12.58	23.47	228,728	29	0.68	1.53
12/31/2011	9.93	0.10	0.55	0.65	(0.05)	–	10.53	6.53	112,726	36	0.70	0.99
12/31/2010	8.12	0.08	1.77	1.85	(0.04)	–	9.93	22.76	78,065	30	0.71	0.91
Class B
06/30/2015	18.41	0.10	1.05	1.15	–	–	19.56	6.25	248	8	0.45	1.02
12/31/2014	17.47	0.17	1.73	1.90	(0.12)	(0.84)	18.41	11.00	184	43	0.46	0.97
12/31/2013	12.72	0.13	5.11	5.24	(0.10)	(0.39)	17.47	41.38	197	20	0.47	0.86
12/31/2012	10.63	0.20	2.32	2.52	(0.06)	(0.37)	12.72	23.72	268	29	0.48	1.67
12/31/2011	10.01	0.12	0.56	0.68	(0.06)	–	10.63	6.79	166	36	0.50	1.16
12/31/2010	8.18	0.09	1.78	1.87	(0.04)	–	10.01	22.92	150	30	0.51	1.08
JNL/Mellon Capital Financial Sector Fund
Class A
06/30/2015	11.20	0.10	(0.07)	0.03	–	–	11.23	0.27	622,803	6	0.65	1.72
12/31/2014	10.22	0.15	1.18	1.33	(0.09)	(0.26)	11.20	13.06	596,274	21	0.66	1.44
12/31/2013	7.76	0.11	2.47	2.58	(0.07)	(0.05)	10.22	33.35	472,278	13	0.67	1.24
12/31/2012	6.21	0.11	1.51	1.62	(0.07)	–	7.76	26.12	236,065	32	0.68	1.54
12/31/2011	7.19	0.08	(1.01)	(0.93)	(0.05)	–	6.21	(12.89)	160,983	31	0.68	1.23
12/31/2010	6.41	0.06	0.80	0.86	(0.08)	–	7.19	13.49	182,141	24	0.69	0.86
Class B
06/30/2015	11.20	0.11	(0.08)	0.03	–	–	11.23	0.27	384	6	0.45	1.92
12/31/2014	10.21	0.17	1.19	1.36	(0.11)	(0.26)	11.20	13.32	393	21	0.46	1.62
12/31/2013	7.75	0.13	2.46	2.59	(0.08)	(0.05)	10.21	33.52	351	13	0.47	1.42
12/31/2012	6.19	0.12	1.52	1.64	(0.08)	–	7.75	26.56	289	32	0.48	1.74
12/31/2011	7.17	0.10	(1.01)	(0.91)	(0.07)	–	6.19	(12.76)	225	31	0.48	1.43
12/31/2010	6.39	0.07	0.80	0.87	(0.09)	–	7.17	13.68	247	24	0.49	1.05

JNL Variable Fund LLC(Unaudited)
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover (d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Healthcare Sector Fund
Class A
06/30/2015	$25.09	$0.10	$2.71	$2.81	$–	$–	$27.90	11.20%	$3,082,809	10%	0.64%	0.72%
12/31/2014	20.32	0.20	4.91	5.11	(0.11)	(0.23)	25.09	25.14	2,040,005	18	0.65	0.89
12/31/2013	14.61	0.21	5.77	5.98	(0.11)	(0.16)	20.32	40.99	1,049,978	8	0.66	1.14
12/31/2012	12.48	0.22	2.09	2.31	(0.11)	(0.07)	14.61	18.47	432,499	13	0.67	1.57
12/31/2011	11.35	0.17	1.06	1.23	(0.10)	–	12.48	10.88	271,364	27	0.68	1.40
12/31/2010	11.04	0.15	0.28	0.43	(0.12)	–	11.35	3.88	170,516	17	0.69	1.31
Class B
06/30/2015	25.16	0.12	2.72	2.84	–	–	28.00	11.29	1,416	10	0.44	0.91
12/31/2014	20.35	0.25	4.92	5.17	(0.13)	(0.23)	25.16	25.39	1,106	18	0.45	1.09
12/31/2013	14.62	0.24	5.78	6.02	(0.13)	(0.16)	20.35	41.20	724	8	0.46	1.35
12/31/2012	12.47	0.25	2.10	2.35	(0.13)	(0.07)	14.62	18.77	467	13	0.47	1.76
12/31/2011	11.33	0.19	1.07	1.26	(0.12)	–	12.47	11.13	302	27	0.48	1.59
12/31/2010	11.01	0.17	0.28	0.45	(0.13)	–	11.33	4.13	281	17	0.49	1.52
JNL/Mellon Capital Oil & Gas Sector Fund
Class A
06/30/2015	30.04	0.31	(1.63)	(1.32)	–	–	28.72	(4.39)	1,367,044	1	0.64	2.12
12/31/2014	34.53	0.57	(4.13)	(3.56)	(0.39)	(0.54)	30.04	(10.36)	1,213,723	14	0.65	1.61
12/31/2013	28.21	0.47	6.65	7.12	(0.39)	(0.41)	34.53	25.34	1,167,730	10	0.66	1.48
12/31/2012	27.43	0.40	0.79	1.19	(0.31)	(0.10)	28.21	4.35	889,620	14	0.66	1.44
12/31/2011	26.76	0.32	0.56	0.88	(0.21)	–	27.43	3.27	864,716	14	0.66	1.14
12/31/2010	22.67	0.28	4.04	4.32	(0.23)	–	26.76	19.11	656,024	14	0.67	1.26
Class B
06/30/2015	30.46	0.35	(1.66)	(1.31)	–	–	29.15	(4.30)	1,321	1	0.44	2.32
12/31/2014	34.99	0.64	(4.18)	(3.54)	(0.45)	(0.54)	30.46	(10.18)	1,527	14	0.45	1.81
12/31/2013	28.56	0.54	6.74	7.28	(0.44)	(0.41)	34.99	25.62	1,668	10	0.46	1.66
12/31/2012	27.77	0.47	0.78	1.25	(0.36)	(0.10)	28.56	4.53	1,153	14	0.46	1.64
12/31/2011	27.06	0.38	0.57	0.95	(0.24)	–	27.77	3.50	1,132	14	0.46	1.34
12/31/2010	22.90	0.33	4.10	4.43	(0.27)	–	27.06	19.37	1,082	14	0.47	1.45
JNL/Mellon Capital Technology Sector Fund
Class A
06/30/2015	10.77	0.04	0.11	0.15	–	–	10.92	1.39	1,115,465	3	0.64	0.76
12/31/2014	9.12	0.10	1.78	1.88	(0.06)	(0.17)	10.77	20.61	975,364	29	0.66	0.97
12/31/2013	7.39	0.08	1.84	1.92	(0.05)	(0.14)	9.12	26.18	608,457	12	0.67	1.05
12/31/2012	7.03	0.06	0.72	0.78	(0.02)	(0.40)	7.39	11.23	431,124	20	0.67	0.80
12/31/2011	7.22	0.03	(0.05)	(0.02)	(0.01)	(0.16)	7.03	(0.33)	336,473	26	0.67	0.36
12/31/2010	6.45	0.02	0.76	0.78	(0.01)	–	7.22	12.11	292,219	34	0.68	0.26
Class B
06/30/2015	10.92	0.05	0.11	0.16	–	–	11.08	1.47	424	3	0.44	0.97
12/31/2014	9.24	0.12	1.80	1.92	(0.07)	(0.17)	10.92	20.79	402	29	0.46	1.17
12/31/2013	7.48	0.10	1.87	1.97	(0.07)	(0.14)	9.24	26.46	381	12	0.47	1.25
12/31/2012	7.10	0.08	0.73	0.81	(0.03)	(0.40)	7.48	11.57	329	20	0.47	0.99
12/31/2011	7.29	0.04	(0.05)	(0.01)	(0.02)	(0.16)	7.10	(0.18)	305	26	0.47	0.54
12/31/2010	6.51	0.03	0.77	0.80	(0.02)	–	7.29	12.26	451	34	0.48	0.45

(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method.
(c)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(d)	Not annualized for periods of less than one year.
(e)
Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows: JNL/Mellon Capital Global 30 Fund - 13.19% and JNL/Mellon Capital JNL 5 Fund - 31.57% and 31.85%.

This Supplement is dated September 28, 2015.

Version 1
Supplement Dated September 28, 2015
To The Prospectus Dated April 27, 2015

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity product(s).

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital 25 Fund (“MC 25 Fund”), a portfolio of JNL Variable Fund LLC	JNL/S&P 4 Fund (“S&P 4 Fund”), a series of the JNL Series Trust

On June 2-3, 2015, the Board of Managers of the JNL Variable Fund LLC (the “VFLLC”) approved the reorganization of the MC 25 Fund, a series of the VFLLC, into the JNL/S&P 4 Fund, a series of the JNL Series Trust (the “Reorganization”).  The Reorganization was approved by shareholders at a meeting held on August 31, 2015.

Under the terms of the Plan of Reorganization, the MC 25 Fund’s assets and liabilities transferred to the S&P 4 Fund in return for shares of the S&P 4 Fund having an aggregate net asset value equal to MC 25 Fund as of September 25, 2015.

Please delete all references in the prospectus to the JNL/Mellon Capital 25 Fund.

Please note the following fund name changes:

Current Fund Name	New Fund Name
JNL/Mellon Capital DowSM 10 Fund	JNL/Mellon Capital DowSM Index Fund
JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Global 30 Fund

Please delete all references in the prospectus to “Current Fund Name” and replace with “New Fund Name.”

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital DowSM 10 Fund under “Principal Investment Strategies,” please delete the first three paragraphs in their entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stocks of the thirty companies included in the Dow Jones Industrial Average (“DJIA”), with the weight of each stock in the Fund substantially corresponding to the weight of such stock in the DJIA.  The thirty companies are adjusted from time to time to confirm to periodic changes to the identity and/or relative weightings in the DJIA.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining DJIA portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Global 15 Fund under “Principal Investment Strategies,” please delete the first three paragraphs in their entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index.  The Fund consists of common stocks of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.

The thirty companies are first selected on or about September 28, 2015 and then only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1st of each year, with the first Stock Selection Date commencing on or about January

1

 1, 2017.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

This Supplement is dated September 28, 2015.

(To be used with JMV2731 04/15, JMV5763ML 04/15, JMV5763WF 04/15, JMV7697 04/15, JMV7698 04/15, JMV8798 04/15, JMV9476 04/15, JMV9476L 04/15, JMV9476ML 04/15, JMV9476WF 04/15, VC3656 04/15, VC4224 04/15, VC5526 04/15, VC5869 04/15, VC5890 04/15 and VC5890ML 04/15.)

CMV16101 09/15

2

Version 2
Supplement Dated September 28, 2015
To The Prospectus Dated April 27, 2015

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity product(s).

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital 25 Fund (“MC 25 Fund”), a portfolio of JNL Variable Fund LLC	JNL/S&P 4 Fund (“S&P 4 Fund”), a series of the JNL Series Trust

On June 2-3, 2015, the Board of Managers of the JNL Variable Fund LLC (the “VFLLC”) approved the reorganization of the MC 25 Fund, a series of the VFLLC, into the JNL/S&P 4 Fund, a series of the JNL Series Trust (the “Reorganization”).  The Reorganization was approved by shareholders at a meeting held on August 31, 2015.

Under the terms of the Plan of Reorganization, the MC 25 Fund’s assets and liabilities transferred to the S&P 4 Fund in return for shares of the S&P 4 Fund having an aggregate net asset value equal to MC 25 Fund as of September 25, 2015.

Please delete all references in the prospectus to the JNL/Mellon Capital 25 Fund.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

This Supplement is dated September 28, 2015.

(To be used with FVC4224FT 04/15, JMV7697NY 04/15, JMV7698NY 04/15, NMV2731 04/15, NV3174CEGW 04/15, NV3174GW 04/15, NV3784 04/15, NV4224 04/15, NV4224WF 04/15, NV5526 04/15, NV5869 04/15, NV5890 04/15, VC3657 04/15 and VC3723 04/15.)

CMV16102 09/15

1

Version 3
Supplement Dated September 28, 2015
To The Prospectus Dated April 27, 2015

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity product(s).

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital 25 Fund (“MC 25 Fund”), a portfolio of JNL Variable Fund LLC	JNL/S&P 4 Fund (“S&P 4 Fund”), a series of the JNL Series Trust

On June 2-3, 2015, the Board of Managers of the JNL Variable Fund LLC (the “VFLLC”) approved the reorganization of the MC 25 Fund, a series of the VFLLC, into the JNL/S&P 4 Fund, a series of the JNL Series Trust (the “Reorganization”).  The Reorganization was approved by shareholders at a meeting held on August 31, 2015.

Under the terms of the Plan of Reorganization, the MC 25 Fund’s assets and liabilities transferred to the S&P 4 Fund in return for shares of the S&P 4 Fund having an aggregate net asset value equal to MC 25 Fund as of September 25, 2015.

Please delete all references in the prospectus to the JNL/Mellon Capital 25 Fund.

Please note the following fund name changes:

Current Fund Name	New Fund Name
JNL/Mellon Capital DowSM 10 Fund	JNL/Mellon Capital DowSM Index Fund
JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Global 30 Fund

Please delete all references in the prospectus to “Current Fund Name” and replace with “New Fund Name.”

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital DowSM 10 Fund under “Principal Investment Strategies,” please delete the first three paragraphs in their entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stocks of the thirty companies included in the Dow Jones Industrial Average (“DJIA”), with the weight of each stock in the Fund substantially corresponding to the weight of such stock in the DJIA.  The thirty companies are adjusted from time to time to confirm to periodic changes to the identity and/or relative weightings in the DJIA.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining DJIA portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Global 15 Fund under “Principal Investment Strategies,” please delete the first three paragraphs in their entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index.  The Fund consists of common stocks of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.

The thirty companies are first selected on or about September 28, 2015 and then only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1st of each year, with the first Stock Selection Date commencing on or about January

1

1, 2017.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

This Supplement is dated September 28, 2015.

(To be used with VC3652 04/15.)

CMV16103 09/15

2

Version 4
Supplement Dated September 28, 2015
To The Prospectus Dated April 27, 2015

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity product(s).

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital 25 Fund (“MC 25 Fund”), a portfolio of JNL Variable Fund LLC	JNL/S&P 4 Fund (“S&P 4 Fund”), a series of the JNL Series Trust

On June 2-3, 2015, the Board of Managers of the JNL Variable Fund LLC (the “VFLLC”) approved the reorganization of the MC 25 Fund, a series of the VFLLC, into the JNL/S&P 4 Fund, a series of the JNL Series Trust (the “Reorganization”).  The Reorganization was approved by shareholders at a meeting held on August 31, 2015.

Under the terms of the Plan of Reorganization, the MC 25 Fund’s assets and liabilities transferred to the S&P 4 Fund in return for shares of the S&P 4 Fund having an aggregate net asset value equal to MC 25 Fund as of September 25, 2015.

Please delete all references in the prospectus to the JNL/Mellon Capital 25 Fund.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

This Supplement is dated September 28, 2015.

(To be used with VC5825GW 04/15, VC5884GW 04/15 and VC5885GW 04/15.)

CMU16104 09/15

1

Version 5
Supplement Dated September 28, 2015
To The Prospectus Dated April 27, 2015

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity product(s).

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital 25 Fund (“MC 25 Fund”), a portfolio of JNL Variable Fund LLC	JNL/S&P 4 Fund (“S&P 4 Fund”), a series of the JNL Series Trust

On June 2-3, 2015, the Board of Managers of the JNL Variable Fund LLC (the “VFLLC”) approved the reorganization of the MC 25 Fund, a series of the VFLLC, into the JNL/S&P 4 Fund, a series of the JNL Series Trust (the “Reorganization”).  The Reorganization was approved by shareholders at a meeting held on August 31, 2015.

Under the terms of the Plan of Reorganization, the MC 25 Fund’s assets and liabilities transferred to the S&P 4 Fund in return for shares of the S&P 4 Fund having an aggregate net asset value equal to MC 25 Fund as of September 25, 2015.

Please delete all references in the prospectus to the JNL/Mellon Capital 25 Fund.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

This Supplement is dated September 28, 2015.

(To be used with NV5825GW 04/15.)

NMU16105 09/15

1

Version 6
Supplement Dated September 28, 2015
To The Prospectus Dated April 27, 2015

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity product(s).

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital 25 Fund (“MC 25 Fund”), a portfolio of JNL Variable Fund LLC	JNL/S&P 4 Fund (“S&P 4 Fund”), a series of the JNL Series Trust

On June 2-3, 2015, the Board of Managers of the JNL Variable Fund LLC (the “VFLLC”) approved the reorganization of the MC 25 Fund, a series of the VFLLC, into the JNL/S&P 4 Fund, a series of the JNL Series Trust (the “Reorganization”).  The Reorganization was approved by shareholders at a meeting held on August 31, 2015.

Under the terms of the Plan of Reorganization, the MC 25 Fund’s assets and liabilities transferred to the S&P 4 Fund in return for shares of the S&P 4 Fund having an aggregate net asset value equal to MC 25 Fund as of September 25, 2015.

Please delete all references in the prospectus to the JNL/Mellon Capital 25 Fund.

The JNL/Mellon Capital Nasdaq 25 Fund (the “Fund”) was closed to new contract holders effective April 30, 2012. Effective September 28, 2015, the Fund will be opened to all new and existing contract owners.

Please note the following fund name changes:

Current Fund Name	New Fund Name
JNL/Mellon Capital DowSM 10 Fund	JNL/Mellon Capital DowSM Index Fund
JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Global 30 Fund

Please delete all references in the prospectus to “Current Fund Name” and replace with “New Fund Name.”

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital DowSM 10 Fund under “Principal Investment Strategies,” please delete the first three paragraphs in their entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stocks of the thirty companies included in the Dow Jones Industrial Average (“DJIA”), with the weight of each stock in the Fund substantially corresponding to the weight of such stock in the DJIA.  The thirty companies are adjusted from time to time to confirm to periodic changes to the identity and/or relative weightings in the DJIA.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining DJIA portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Global 15 Fund under “Principal Investment Strategies,” please delete the first three paragraphs in their entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary

1

Index (“FT30 Index”) and the Hang Seng Index.  The Fund consists of common stocks of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.

The thirty companies are first selected on or about September 28, 2015 and then only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1st of each year, with the first Stock Selection Date commencing on or about January 1, 2017.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund and JNL/Mellon Capital S&P® 24 Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

This Supplement is dated September 28, 2015.

(To be used with VC5995 04/15)

CMV16106 09/15

2

Version 7
Supplement Dated September 28, 2015
To The Prospectus Dated April 27, 2015

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity product(s).

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital 25 Fund (“MC 25 Fund”), a portfolio of JNL Variable Fund LLC	JNL/S&P 4 Fund (“S&P 4 Fund”), a series of the JNL Series Trust

On June 2-3, 2015, the Board of Managers of the JNL Variable Fund LLC (the “VFLLC”) approved the reorganization of the MC 25 Fund, a series of the VFLLC, into the JNL/S&P 4 Fund, a series of the JNL Series Trust (the “Reorganization”). The Reorganization was approved by shareholders at a meeting held on August 31, 2015.

Under the terms of the Plan of Reorganization, the MC 25 Fund’s assets and liabilities transferred to the S&P 4 Fund in return for shares of the S&P 4 Fund having an aggregate net asset value equal to MC 25 Fund as of September 25, 2015.

Please delete all references in the prospectus to the JNL/Mellon Capital 25 Fund.

The JNL/Mellon Capital Nasdaq® 25 Fund (the “Fund”) was closed to new contract holders effective April 30, 2012. Effective September 28, 2015, the Fund will be opened to all new and existing contract owners.

Please note the following fund name changes:

Current Fund Name	New Fund Name
JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Global 30 Fund

Please delete all references in the prospectus to “Current Fund Name” and replace with “New Fund Name.”

Please add the following Fund on the cover page and to the Table of Contents:

JNL/Mellon Capital Nasdaq® 25 Fund

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Global 15 Fund under “Principal Investment Strategies,” please delete the first three paragraphs in their entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index. The Fund consists of common stocks of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.

The thirty companies are first selected on or about September 28, 2015 and then only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1st of each year, with the first Stock Selection Date commencing on or about January 1, 2017. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

1

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the summary prospectus section entitled “Summary Overview of Each Fund,” please add the fund description for JNL/Mellon Capital Nasdaq® 25 Fund:

JNL/Mellon Capital Nasdaq® 25 Fund
Class A

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLVariableFundLLC. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com. The current Prospectus and SAI, both dated April 27, 2015, as supplemented September 28, 2015, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective. The investment objective of the Fund is total return.

Expenses. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.29%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.19%
Total Annual Fund Operating Expenses	0.68%
1 “Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Class A
1 year	3 years	5 years	10 years
$69	$218	$379	$847

Portfolio Turnover (% of average value of portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2014 – 12/31/2014	55%

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index®. The process begins by determining the 75 stocks with the highest ratio of cash flow per share and from these companies the one-year change in cash flow per share is divided by stock price. These 75 stocks are ranked from highest to lowest, and 50 stocks are then selected. Based on prior six month appreciation the top 25 stocks are then selected. The 25 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986, as amended, may limit the ability of the Fund to

2

invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is “non-diversified” under the 1940 Act, as defined in the Investment Company Act of 1940, as amended (the “1940 Act’), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
●	Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.
●	Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
●
Non-diversification risk – The Fund is considered non-diversified. As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns as of December 31

Class A

Best Quarter (ended 3/31/2012): 16.02%; Worst Quarter (ended 12/31/2008): -26.02%

Average Annual Total Returns as of December 31, 2014
	1 year	5 year	10 year
JNL/Mellon Capital Nasdaq® 25 Fund (Class A)	18.44%	19.04%	8.75%
Nasdaq 100 Index (reflects no deduction for fees, expenses or taxes)	19.39%	19.23%	10.99%

3

Portfolio Management.

Investment Adviser:
Jackson National Asset Management, LLC

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Karen Q. Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager
Thomas Durante	2010	Portfolio Manager

Purchase and Redemption of Fund Shares
Only separate accounts and qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in the Fund or through a qualified plan in which you are a participant. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

Tax Information
The Fund’s shareholders are separate accounts and qualified plans of Jackson or Jackson NY and mutual funds owned directly or indirectly by them. Accordingly, the Fund’s dividends and other distributions are not taxable to you, the contract owner or plan participant, and no discussion is included about the Federal personal income tax consequences to you. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion therein of those consequences.

Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

This Supplement is dated September 28, 2015.

(To be used with VC5765 04/15)

CMV16100 09/15

4

Version 8
Supplement Dated September 28, 2015
To The Prospectus Dated April 27, 2015

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity product(s).

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

This Supplement is dated September 28, 2015.

(To be used with JMV8037 04/15, JMV8037BE 04/15, JMV8037NY 04/15 and JMV8037BENY 04/15.)

CMV16099 09/15

1

SAI
Supplement Dated September 28, 2015
To The Statement of Additional Information
Dated April 27, 2015

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity and/or variable life product(s).

This supplement discloses the following fund merger:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital 25 Fund (“25 Fund”), a portfolio of JNL Variable Fund LLC	JNL/S&P 4 Fund (“S&P 4 Fund”), a series of the JNL Series Trust

Please delete all references in the prospectus to the JNL/Mellon Capital 25 Fund.

Please note the following fund name changes:

Current Fund Name	New Fund Name
JNL/Mellon Capital DowSM 10 Fund	JNL/Mellon Capital DowSM Index Fund
JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Global 30 Fund

Please delete all reference in the statement of additional information to “Current Fund Name” and replace it with “New Fund Name.”

On page 13, please delete the paragraph entitled “Security-Related Issuers” in its entirety.

On page 28 in the section entitled “Managers and Officers of the JNL Variable Fund,” please delete the third paragraph in its entirety and replace it with the following:

For purposes of this section, the term “Fund Complex” includes each of the following investment companies: JNL Series Trust (99 portfolios), JNL Investors Series Trust (3 portfolios), JNL Variable Fund LLC (12 portfolios), and JNL Strategic Income Fund LLC (1 portfolio) (as used in this section, the term Funds refers to all of the portfolios offered by the Fund Complex).  As used in this section, the term Fund Complex does not include the Curian Series Trust or the Jackson Variable Series Trust.

On pages 29 through 31 in the section entitled “Managers and Officers of the JNL Variable Fund,” in the column entitled “Number of Portfolios in Fund Complex to be Overseen by Manager or Officer” please delete the number in that column and replace it with 115.

On pages 39 and 40, please delete the section entitled “Principal Holders of the JNL Variable Fund’s Shares” in its entirety and replace it with the following:

As of August 31, 2015, the officers and Managers of the JNL Variable Fund, as a group, owned less than 1% of the then outstanding interests of each class of each Fund of the JNL Variable Fund.

Because the interests in the Funds of JNL Variable Fund have been sold only to the separate accounts of Jackson and Jackson National Life Insurance Company of NY (“Jackson NYSM”) to fund certain variable contracts (the “Contracts”) issued by Jackson and Jackson NY through their separate accounts and to other registered investment companies and

1

certain investment companies managed by affiliates of the Adviser, Jackson and Jackson NY is the owner of record of all of the interests in the Funds.

As may be required by applicable law and interpretations of the staff of the SEC, Jackson and Jackson NY will solicit voting instructions from owners of Contracts regarding matters submitted to interest holder vote, and will vote the interests held by their separate accounts in accord with the voting instructions received from Contract owners to whose Contracts such interests are attributable.  This is sometimes referred to as “pass through” voting.  Further, those interests held in the separate accounts for which no voting instructions are received from Contract owners, also will be voted by Jackson and Jackson NY in the same proportions as those interests for which voting instructions are received from Contract owners.  This is sometimes referred to as “echo” voting.

As of August 31, 2015, the following persons beneficially owned 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Percentage of Shares Owned
JNL/Mellon Capital JNL 5 Fund (Class A)
	JNL/Mellon Capital 10 x 10 Fund 1 Corporate Way Lansing, MI 48951	6.07%

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant separate accounts.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Fund, as of August 31, 2015, no persons are deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund.

Effective October 1, 2015, on page 53, in the section entitled “VIII. Investment Adviser, Sub-Adviser and Other Service Providers”, sub-section “Administrative Fee,” please delete the section in its entirety and replace it with the following:

Administrative Fee. In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee as an annual percentage of the average daily net assets of the Fund as set forth below.

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the independent Managers and of independent legal counsel to the independent Managers (categorized as “Other Expenses” in the fee tables).

Funds	Assets	Administrative Fee
JNL/Mellon Capital DowSM Index Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Global 30 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Nasdaq® 25 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital S&P® 24 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%

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Funds	Assets	Administrative Fee
JNL/Mellon Capital S&P® SMid 60 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital JNL 5 Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Communications Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Consumer Brands Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Financial Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Healthcare Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Oil & Gas Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%
JNL/Mellon Capital Technology Sector Fund	$0 to $3 billion Assets over $3 billion	.15% .13%

The fees paid by the Fund to the Administrator for the fiscal years ended December 31, 2012, December 31, 2013, and December 31, 2014 were $16,116,884, $17,255,324, and $20,409,215 respectively.

The fees paid by each Fund to the Administrator are outlined below:

Fund	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital DowSM Index Fund (formerly, JNL/Mellon Capital DowSM 10 Fund)	$861,355	$807,957	$714,466
JNL/Mellon Capital Global 30 Fund (formerly, JNL/Mellon Capital Global 15 Fund)	$771,080	$848,002	$825,257
JNL/Mellon Capital Nasdaq® 25 Fund	$1,117,881	$742,875	$542,968
JNL/Mellon Capital S&P® 24 Fund	$1,214,992	$1,122,605	$875,957
JNL/Mellon Capital S&P® SMid 60 Fund	$896,943	$872,655	$755,893
JNL/Mellon Capital JNL 5 Fund	$5,188,184	$5,042,065	$4,704,692
JNL/Mellon Capital Communications Sector Fund	$212,065	$176,035	$121,929
JNL/Mellon Capital Consumer Brands Sector Fund	$749,182	$551,122	$256,793
JNL/Mellon Capital Financial Sector Fund	$755,615	$545,468	$322,931
JNL/Mellon Capital Healthcare Fund	$2,208,695	$1,117,141	$536,404
JNL/Mellon Capital Oil & Gas Sector Fund	$1,921,449	$1,544,426	$1,335,065
JNL/Mellon Capital Technology Sector Fund	$1,104,442	$726,005	$650,430

This Supplement is dated September 28, 2015.

(To be used with V3670 04/15 and V3670PROXY 04/15.)

CMX16118 09/15

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